Corporate Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of information about company principal subsidiaries
Particulars of the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Issued and registered share capital		Percentage of equity and voting rights attribut a ble to the Company				Principal activities
				2019		2020
				Direct	Indirect	Direct	Indirect
AMTD International Holding Group Limited (formerly known as AMTD Financial Planning Limited) (“AMTD IHG”)	Hong Kong (“HK”)	HK$	500,000	100%	—	100%	—	Investment holding
AMTD Securities Limited	HK	HK$	1	—	100%	—	100%	Investment holding
AMTD Global Markets Limited (formerly known as AMTD Asset Management Limited) (“AMTD GM”)	HK	HK$	1,561,610,980	—	100%	—	100%	Provision of investment banking, financial advisory services and asset management services
AMTD Global Markets Pte Ltd.	Singapore	SGD	5,000,000	—	—	—	100%	Provision of investment banking and financial advisory services
Asia Alternative Asset Partners Limited (“AMTD AAAPL”)	HK	HK$	5,000,000	—	100%	—	100%	Provision of investment advisory services
AMTD Strategic Investment Limited (“AMTD SI”)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Investment Solutions Group Limited (“AMTD ISG”)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Overseas Limited (formerly known as AMTD Europe Holdings Limited) (“AMTD Overseas”)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Fintech Investment Limited (“AMTD FI”)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Investment Inc. (“AMTD Investment”)	Cayman Islands	US$	1	100%	—	100%	—	Investment holding
AMTD Strategic Investment (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD Investment Solutions Group (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD Overseas (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD Fintech Investment (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
尚乘(珠海)股权投资基金管理有限公司 AMTD Capital Co., Ltd. *	People’s Republic of China	US$	2,000,000	—	—	—	100%	Private fund management

*	The translation i s for identification purpose only